MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

The Company’s marketable securities are classified as  FVTOCI  and are carried at fair value. The movements in marketable securities during the year ended December 31, 2024 and 2023 are summarized as follows:

Total Marketable Securities (FVTOCI)
Balance as at December 31, 2022	$184
Additions	2,479
Disposals	(2,322)
Loss recorded in other comprehensive income/(loss)	(78)
Balance as at December 31, 2023	$263
Additions	3,402
Disposals	(432)
Loss recorded in other comprehensive income/(loss)	(845)
Balance as at December 31, 2024	$2,388

The Company owns securities of publicly traded companies. The investments where the Company does not have significant influence are classified as marketable securities which are designated as FVTOCI.

As the Company’s holding of NexGold Mining Corp. (“NexGold”, formerly Treasury Metals Inc.) shares decreased in Q2 2024, the Company no longer exerted significant influence over NexGold, resulting in the discontinuation of the equity method to account for the investment. In accordance with the Investor Rights Agreement between the Company and NexGold, dated August 7, 2020, once the Company’s shareholding fell below 10.0%, it no longer had the right to appoint two members to the Technical Committee overseeing the project development of the consolidated assets.The Company consequently reclassified the investment as marketable securities as of May 6, 2024 (see Note 8).

As of December 31, 2024, the Company held common shares of NexGold Mining Corp., Grid Metals Corp. and Patriot Lithium Limited.